Segment Information - Schedule of Integrated Cross-Border Logistics Revenue (Details) - CODM [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	$ 12,751,847	$ 7,659,537
Australia [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	11,449,918	6,586,518
New Zealand [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	$ 1,301,929	$ 1,073,019
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	100.00%	100.00%
Geographic Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	89.80%	86.00%
Geographic Concentration Risk [Member] | New Zealand [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	10.20%	14.00%